Other Balance Sheet Accounts - Schedule of Other Non current Liabilities (Detail) - USD ($) $ in Thousands	Jan. 31, 2016	Jan. 31, 2015
Payables and Accruals [Abstract]
Deferred income taxes and income taxes payable	$ 85,996	$ 66,541
Customer liability, noncurrent	66	1,026
Financing obligation, building in progress-leased facility	196,711	125,289
Long-term lease liabilities and other	550,292	701,612
Other noncurrent liabilities	$ 833,065	$ 894,468